Recapitalization (Details) - Schedule of Common Shares Issued and Outstanding - shares	12 Months Ended
	Dec. 31, 2023	Dec. 09, 2022
Schedule of Capitalization [Line Items]
Venus public shares after redemption	2,106,245
Venus shares converted from rights	482,500
Weighted average shares outstanding	43,856,706
Sponsor [Member]
Schedule of Capitalization [Line Items]
Venus shares issued	1,375,000
Underwriter [Member]
Schedule of Capitalization [Line Items]
Venus shares issued	75,000
Percent of shares owned	0.17%
Venus [Member]
Schedule of Capitalization [Line Items]
Percent of shares owned	9.04%
Venus [Member] | Business Combination [Member]
Schedule of Capitalization [Line Items]
Venus shares issued	39,603,961
Joyous JD Limited [Member]
Schedule of Capitalization [Line Items]
Venus shares issued	214,000
Percent of shares owned	0.49%
VIYI shareholders [Member]
Schedule of Capitalization [Line Items]
Venus shares issued		39,603,961
Percent of shares owned	90.30%